CONVERTIBLE SENIOR NOTES, CONVERTIBLE NOTES - 2029 Convertible Notes (Details) ¥ / shares in Units, ¥ in Thousands, $ in Millions		12 Months Ended
	Apr. 26, 2023 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2023 USD ($) shares
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Issuance cost paid for issuance of convertible senior notes				¥ 31,891
Principal amount of debt converted		¥ 11,994,720,000	$ 55.2	2,938,412,000	$ 14.1
2029 Convertible Notes
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Issuance costs		5,500
2029 Convertible Notes | Jiangxi Jinko
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Aggregate principal amount	¥ 10,000,000
Interest rate in first year	0.20%
Interest rate in second year	0.40%
Interest rate in third year	0.60%
Interest rate in fourth year	1.50%
Interest rate in fifth year	1.80%
Interest rate in sixth year	2.00%
Debt Instrument, redemption price, percentage of principal amount Redeemed	108.00%
Conversion term after issuance	6 months
Convertible debt, conversion price (in $ per ADS) | ¥ / shares	¥ 13.79
Principal amount considered for conversion price	¥ 100
Threshold percentage of conversion price considered for a plan to reduce conversion price	85.00%
Minimum number of days considered for threshold percentage of conversion price	15 days
Issuance cost paid for issuance of convertible senior notes		32,000
Non-controlling interests		50		23
Transaction attributed to non-controlling owners		14		16
Consecutive trading days considered for threshold percentage of conversion price	30 days
Percentage of voting rights required for the effect of reduction in conversion price	0.67%
Threshold number of trading days prior to shareholders meeting considered for average trading price of A shares	20 days
Percentage of the principal amount holder had the option to require company to repurchase	100.00%
Threshold percentage of conversion price, holder to have option to require the company to repurchase	70.00%
Percentage of principal amount entitled to call	100.00%
Minimum percentage of conversion price for entitlement to call notes	120.00%
Maximum amount of unconverted balance of notes issued for entitlement to call	¥ 30,000
Principal amount of debt converted		¥ 64		¥ 39
Conversion of Convertible senior notes (in shares) | shares		4,983	4,983	2,750	2,750
2029 Convertible Notes | Jiangxi Jinko | Related parties | Paker
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Amount of debt issued	5,500,000
Issuance costs				¥ 16,900
2029 Convertible Notes | Jiangxi Jinko | Third parties | Paker
CONVERTIBLE SENIOR NOTES AND CALL OPTIONS
Amount of debt issued	¥ 4,500,000